Summary of Significant Accounting Policies - Impact to the Consolidated Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities	¥ 3,332,318,827	$ 484,665,672	¥ 2,797,808,786	¥ 794,063,139
Investing activities	(2,790,734,349)	(405,895,476)	(4,422,318,732)	(3,598,136,678)
Financing activities	(6,727,839,034)	(978,523,604)	10,001,639,139	3,379,729,509
Effect of exchange rate changes	(57,682,237)	(8,389,533)	(77,947,461)
Net (decrease)/increase in cash and cash equivalents, and restricted cash	¥ (6,243,936,793)	$ (908,142,941)	8,299,181,732	¥ 575,655,970
Previously Reported [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities			3,076,140,032
Investing activities			(705,567,600)
Financing activities			3,753,911,173
Effect of exchange rate changes			(77,947,461)
Net (decrease)/increase in cash and cash equivalents, and restricted cash			6,046,536,144
Adjustments Due to Adoption of Topic 230 [Member] | ASU No. 2016-18 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating activities			(278,331,246)
Investing activities			(3,716,751,132)
Financing activities			6,247,727,966
Net (decrease)/increase in cash and cash equivalents, and restricted cash			¥ 2,252,645,588